Investments in Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2014
Equity Method Investments and Joint Ventures [Abstract]
Schedule Of Financial Position Of The Joint Ventures [Table Text Block]	A condensed summary of the financial position and results of operations of the joint ventures are shown below (in millions):

	December 31,
	2014	2013
Assets
Real Estate properties, at fair value	$7,980.2	$6,715.6
Other assets	246.8	249.0

Total assets	$8,227.0	$6,964.6

Liabilities & Equity
Mortgage notes payable and other obligations, at fair value	$2,750.0	$2,360.4
Other liabilities	147.0	139.9

Total liabilities	2,897.0	2,500.3
Equity	5,330.0	4,464.3

Total liabilities and equity	$8,227.0	$6,964.6

Schedule Of Results Of Operations Of The Joint Ventures [Table Text Block]	A condensed summary of the financial position and results of operations of the joint ventures are shown below (in millions):

	Years Ended December 31,
	2014	2013	2012
Operating Revenue and Expenses
Revenues	$612.8	$562.5	$478.9
Expenses	315.8	309.6	273.5

Excess of revenues over expenses	$297.0	$252.9	$205.4